Income tax - Summary of reconciliation of changes in deferred tax liability asset (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Beginning balance	R$ 2,017,771	R$ 1,500,839	R$ 1,244,135
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(84,049)	(78,128)	5,786
Business combination	0	401,521	0
Deferred tax expense (income) recognised in profit or loss	(39,084)	549,702	397,792
Income tax relating to components of other comprehensive income	728,007	(356,163)	(146,874)
Ending balance	R$ 2,622,645	R$ 2,017,771	R$ 1,500,839